Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GOODWILL [Abstract]
Goodwill, beginning balance	$ 6,232,770	$ 6,896,340
Goodwill transferred out due to disposal of Yisheng		(663,570)
Changes in goodwill	0
Goodwill, ending balance	6,232,770	6,232,770
Impairment to the carrying value of goodwill	$ 0	$ 0	$ 0